Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
	2017	2016

Notes payable	$-	$30,135
Trade payables	10,203,538	17,869,460
Accruals	271,535	432,030
Other taxes payable	1,336,007	1,367,037
Other payables	1,320,136	1,495,737
	$13,131,216	$21,194,399